COMMITMENTS AND CONTINGECIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011 Y
Commitments And Contingecies 1		$ 29,986
Commitments And Contingecies 2		5
Commitments And Contingecies 3		2,165,842
Commitments And Contingecies 1	29,986
Commitments And Contingecies 2	5
Commitments And Contingecies 3	$ 2,212,914